Accounts and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other current receivables [abstract]
Summary of Accounts and Other Receivables

A summary of the Group’s accounts and other receivables as of June 30, 2025 and December 31, 2024 is outlined below:

	June 30, 2025	December 31, 2024
(in USD and thousands)
Accounts receivable	$109,155	$102,816
Indirect tax receivables	31,538	32,815
Credit card receivables	3,429	87,791
Other	27,142	15,596
Total	$171,264	$239,018